Commitments and Contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended					12 Months Ended
	Sep. 30, 2021 USD ($) ft²	Apr. 30, 2021 ft²	Sep. 30, 2019 USD ($)	Mar. 31, 2016 USD ($) ft²	Dec. 31, 2011 ft²	Dec. 31, 2021 USD ($) ft² Building Suits	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Number of properties subject to operating lease occupied by the company | Building						2
Construction in progress of property and equipment						$ 6,100
Research and development						1,149,662	$ 159,767	$ 96,299
Twist Bioscience Corporation (Twist)
Loss Contingencies [Line Items]
Research and development						$ 8,900	10,400	8,300
Berkeley Lights, Inc.
Loss Contingencies [Line Items]
Long-term Purchase Commitment, Amount			$ 150,000
Collaboration prepayments			11,500
Minimum [Member] | Research and Development Expense
Loss Contingencies [Line Items]
Term Of Capital Lease						3 years
Minimum [Member] | Berkeley Lights, Inc.
Loss Contingencies [Line Items]
Obligations relating to assets on operating lease			109,000
Maximum [Member] | Research and Development Expense
Loss Contingencies [Line Items]
Term Of Capital Lease						5 years
Maximum [Member] | Berkeley Lights, Inc.
Loss Contingencies [Line Items]
Obligations relating to assets on operating lease			$ 150,000
21-23-25 Drydock Avenue
Loss Contingencies [Line Items]
Area of Real Estate Property | ft²						70,000
Number of Suits occupied | Suits						4
Incentive from Lessor				$ 5,300
Lessee, operating lease option to extend				five years
Depreciation On Property Subject To Operating Lease						$ 400	400	400
Lease, interest expenses						2,300	2,300	2,300
Assets subject to operating lease capitalized during the period						16,500	16,800
21-23-25 Drydock Avenue | Letter of Credit
Loss Contingencies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,400
21-23-25 Drydock Avenue | Office and Laboratory
Loss Contingencies [Line Items]
Area of Real Estate Property | ft²				87,000
27 Drydock Avenue
Loss Contingencies [Line Items]
Area of Real Estate Property | ft²					130,000
Lessee, operating lease option to extend	six years				five years
Additional Area Of Real Estate Property | ft²	48,000
Incentive from lessor unamortized net						10,000	8,100
Operating Leases, Rent Expense, Net	$ 16,100
27 Drydock Avenue | Letter of Credit
Loss Contingencies [Line Items]
Line of credit						2,900	1,600
1 Au Bon Pain Way and 3 Anchor Way
Loss Contingencies [Line Items]
Area of Real Estate Property | ft²	262,000	152,000
Lessee, Operating Lease, Renewal Term		10 years
Construction in progress of property and equipment						6,100
Proceeds from lease financing obligation						6,100
Annual rent increases	$ 21,600
Operating Leases, Rent Expense, Net						17,700	$ 7,000	$ 6,100
1 Au Bon Pain Way and 3 Anchor Way | Joyn And Motiff
Loss Contingencies [Line Items]
Operating sublease rent receivable per annum						2,100
1 Au Bon Pain Way and 3 Anchor Way | Joyn [Member]
Loss Contingencies [Line Items]
Operating Lease Rental Expense Per Annum Under Sublease						200
1 Au Bon Pain Way and 3 Anchor Way | Motiff
Loss Contingencies [Line Items]
Operating lease month of expiry		2024-11
Operating Lease Rental Expense Per Annum Under Sublease						$ 700
1 Au Bon Pain Way and 3 Anchor Way | Letter of Credit
Loss Contingencies [Line Items]
Line of credit	$ 14,700